Employee Benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Employee Benefits
12.	Employee Benefits
The Controlling Company and certain subsidiaries’ defined benefit plans provide a lump-sum
payment to an employee based on final salary rates and length of service at the time the employee leaves the Controlling Company or certain subsidiaries.
The defined benefit plans expose the Group to actuarial risks, such as the risk associated with expected periods of service, interest rate risk, market (investment) risk, and others.

(a)	Net defined benefit liabilities (defined benefit assets) recognized as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2021
Present value of partially funded defined benefit obligations	~~W~~	1,397,542	1,684,096
Fair value of plan assets		(1,621,041)	(1,750,783)

	~~W~~	(223,499)	(66,687)

Defined benefit liabilities, net	~~W~~	1,498	1,589
Defined benefit assets, net	~~W~~	224,997	68,276

(b)	Changes in the present value of the defined benefit obligations for the years ended December 31, 2020 and 2021 are as follows:

(In millions of won)
	2020		2021

Defined benefit obligations at January 1	~~W~~	1,481,339	1,397,542
Current service cost		163,652	150,136
Interest cost		35,614	35,902
Remeasurements (before tax)		(155,700)	205,318
Benefit payments		(124,701)	(101,973)
Net transfers from (to) related parties		(2,645)	(2,798)
Others		(17)	(31)

Defined benefit obligations at December 31	~~W~~	1,397,542	1,684,096

Weighted average remaining maturity of defined benefit obligations as of December 31, 2020 and 2021 are 15.06 years and 15.63 years, respectively.

(c)	Changes in fair value of plan assets for the years ended December 31, 2020 and 2021 are as follows:

(In millions of won)
	2020		2021

Fair value of plan assets at January 1	~~W~~	1,607,253	1,621,041
Expected return on plan assets		38,597	41,797
Remeasurements (before tax)		(7,264)	(15,483)
Contributions by employer directly to plan assets		101,462	201,417
Benefit payments		(119,007)	(97,989)

Fair value of plan assets at December 31	~~W~~	1,621,041	1,750,783

(d)	Plan assets as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2021
Guaranteed deposits in banks	~~W~~	1,621,041	1,750,783
As of December 31, 2021, the Group maintains the plan assets primarily with Mirae Asset Daewoo Co., Ltd., KB Insurance Co., Ltd. and others.

(e)	Expenses rel ated to defined benefit plans recognized in profit or loss for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Current service cost	~~W~~	194,469	163,652	150,136
Past service cost		(32,006)	—	—
Net interest cost		534	(2,983)	(5,895)

	~~W~~	162,997	160,669	144,241

Expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

(In millions of won)
	2019		2020	2021
Cost of sales	~~W~~	119,147	122,369	110,750
Selling expenses		10,600	8,505	6,631
Administrative expenses		18,360	17,875	16,496
Research and development expenses		14,890	11,920	10,364

	~~W~~	162,997	160,669	144,241

(f)	Remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)	2019		2020	2021
Balance at January 1	~~W~~	(165,969)	(72,326)	38,117
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		43,644	36,769	(124,974)
Demographic assumptions		(19,952)	(2,584)	(7,206)
Financial assumptions		113,772	121,515	(73,138)
Return on plan assets		(8,824)	(7,264)	(15,483)
Group’s share of associates regarding remeasurements		238	39	(84)

	~~W~~	128,878	148,475	(220,885)

Income tax	~~W~~	(35,235)	(38,032)	57,438

Balance at December 31	~~W~~	(72,326)	38,117	(125,330)

(g)	Principal actuarial assumptions as of December 31, 2020 and 2021 (expressed as weighted averages) are as follows:

	December 31, 2020	December 31, 2021
Expected rate of salary increase	2.9%	3.7%
Discount rate for defined benefit obligations	2.6%	3.1%
Assumptions regarding future mortality are based on published statistics and mortality tables. The current mortality underlying the values of the liabilities in the defined benefit plans are as follows:

		December 31, 2020	December 31, 2021
Teens	Males	0.00%	0.00%
	Females	0.00%	0.00%
Twenties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Thirties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Forties	Males	0.02%	0.02%
	Females	0.01%	0.01%
Fifties	Males	0.04%	0.04%
	Females	0.02%	0.02%

(h)	Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the following amounts as of December 31, 2021:

(In millions of won)	Defined benefit obligations
	1% increase		1% decrease
Discount rate for defined benefit obligations	~~W~~	(226,772)	275,402
Expected rate of salary increase		270,635	(227,488)